Cash Flow Information - Summary of Cash Used in Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disclosure Of Cash Flow Information [Abstract]
Loss before income tax	¥ (1,305,127)	$ (204,703)	¥ (779,225)	¥ (168,625)
Adjustments for:
Interest for lease liabilities	44		42	53
-Investment income from wealth management products	(436)		(672)	(798)
-Amortization of intangible assets	43		7
-Depreciation of property, plant and equipment	3,130		955	383
-Depreciation of rights-of-use assets	909		481	407
-Share-based compensation expenses	57,863		25,190	3,875
-Net foreign exchange differences	3,309		6,772	(1,368)
-Fair value changes of financial instruments with preferred rights	674,269		579,286	59,397
-Issuance cost of financial instruments with preferred rights			2,851
-Loss on disposal of property, plant and equipment	250
Changes in working capital
-Other receivables and prepayments	(16,116)		(9,350)	(3,026)
-Other non-current assets	(8,206)		(3,906)	(1,603)
-Other payables and accruals	(11,459)		8,558	1,698
-Trade payables	56,601		1,850	19,351
Net cash used in operations	¥ (544,926)	$ (85,469)	¥ (167,161)	¥ (90,256)